PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment
Less: Accumulated depreciation			¥ (318,593)		¥ (365,070)
Net book value	$ 76,652		497,845		527,020
Depreciation expense	8,297	¥ 57,044	53,422	¥ 53,754
Loss due to disposal of fixed assets	$ 33	¥ 225	690	¥ 122
Land use rights and building
Property and equipment
Gross book value			575,443		632,844
Leasehold improvements
Property and equipment
Gross book value			35,709		37,994
Electronic equipment.
Property and equipment
Gross book value			141,787		152,058
Furniture and fixtures
Property and equipment
Gross book value			7,194		7,312
Motor vehicles
Property and equipment
Gross book value			7,210		8,135
Other assets
Property and equipment
Gross book value			¥ 49,095		¥ 53,747